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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23794

THOR FINANCIAL TECHNOLOGIES TRUST

(Exact name of registrant as specified in charter)

327 W. Pittsburgh Street, Greensburg, PA 15601

(Address of principal executive offices) (Zip code)

Timothy Burdick, Esq.

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2649

Date of fiscal year end: August 31

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

Registrant: THOR Financial Technologies Trust - THOR Low Volatility ETF								Item 1, Exhibit 1
Investment Company Act file number: 811-23794
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
There were no proxy votes to report during the Reporting Period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THOR FINANCIAL TECHNOLOGIES TRUST

By (Signature and Title) /s/Bradley Roth

Bradley Roth, President

Date: August 9, 2023

*Print the name and title of each signing officer under his or her signature.